Concession Financial and Sector Assets and Liabilities - Summary of Changes in Balances of Financial Assets and Liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [abstract]
Percentage of operating revenue collected for reimbursement of additional tax	0.30%